5. Notes Payable	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Note Payable

NOTE 5 – NOTES PAYABLE

As of March 31, 2020 and June 30, 2019, the Company owed Kok Chee Lee, the former CEO and Director of the Company, $42,651 and $42,651, respectively for operating expenses he paid on behalf of the Company during the year ended June 30, 2018. The borrowing is unsecured, non-interest-bearing and due on demand.

On June 1, 2018, the Company executed a promissory note in the amount of $32,000 with the former Secretary of the Board for $30,128 of accrued expenses for services previously provided and an additional $1,872 for services rendered. The note is unsecured, bears interest at 5% per annum and matures on December 1, 2018. As of March 31, 2020 and June 30, 2019, there is $2,937 and $1,732, respectively, of accrued interest due on the note. The note is past due and in default.

On October 15, 2018, the Company executed a promissory note for $20,000, for amounts previously accrued and payable to the Company’s former attorney. The note bears interest at 8% and is due on October 15, 2019. As of March 31, 2020, and June 30, 2019, there is $16,000 and $2,254 and $20,000 and $1,131, respectively, of principal and accrued interest due on the note.

On June 11, 2019, the company executed a promissory note with Troy for $500,000 (Note 6). The Company paid the initial $50,000 due on the note on August 13, 2019 and $35,000 as of December 31, 2019. As of March 31, 2020 there is $385,000 due on this note.

In order to pay the initial $50,000 required under the APA and the Purchase Note, the Company obtained funding under a Convertible Promissory Note in the amount of $50,000 issued to a private investor. The Convertible Promissory Note accrues interest at an annual rate of 10% and is due and payable in full in 60 days. On October 7, 2019, a new $250,000 Convertible Promissory Note with initial funding of $50,000 was issued to the same investor. The Convertible Promissory Note accrues interest at an annual rate of 10% and is due and payable in full in 60 days. The Convertible Promissory Note is convertible to shares of our common stock at a price of $0.05 per share. The investor has converted the $50,000 and $50,000 from Q1 into 2,260,000 shares of common stock.

During the nine months ended March 31, 2020, the Company received a total of $54,000 in other loans from two individuals. These loans accrue interest at 10% and are due on demand. On February 28, 2020, one of the individuals converted $35,000 and $796 of principal and interest, respectively, into 2,000,000 shares of common stock. Accrued interest on the remaining $19,000 as of March 31, 2020 is $677.

NOTE 6 – NOTE PAYABLE

As of June 30, 2019 and 2018, the Company owed Kok Chee Lee, the former CEO and Director of the Company, $42,651 and $42,651, respectively for operating expenses he paid on behalf of the Company during the year ended June 30, 2018. The borrowing is unsecured, non-interest-bearing and due on demand.

On June 1, 2018, the Company executed a promissory note in the amount of $32,000 with the former Secretary of the Board for $30,128 of accrued expenses for services previously provided and an additional $1,872 for services rendered. The note is unsecured, bears interest at 5% per annum and matures on December 1, 2018. As of June 30, 2019 and 2018, there is $1,732 and $132, respectively, of accrued interest on the note. The note is past due and in default.

On October 15, 2018, the Company executed a promissory note for $20,000, for amounts previously accrued and payable to the Company’s former attorney. The note bears interest at 8% and is due on October 15, 2019. As of June 30, 2019, there is $1,131 of accrued interest due on the note.